Select [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Select | SELECT
Prospectus [Line Items]
Average Annual Return, Percent	3.34%	2.54%	1.50%